SECURITIES (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
Jun. 30, 2013
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Loss	$ 7.6
Securities Loaned, Fair Value of Collateral	$ 3.1